Note 3 - Selling, General and Administrative Expenses - Components of Selling, General and Administrative Expenses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Selling, general and administrative expense [abstract]
Services and fees		$ 148,331	$ 115,303	$ 115,883
Labor cost	[1]	518,500	426,414	444,436
Depreciation of property, plant and equipment		21,883	22,924	26,814
Amortization of intangible assets		59,018	63,874	82,355
Depreciation of right-of-use assets		15,975	15,525	17,664
Commissions, freight and other selling expenses		641,812	415,895	310,815
Provisions for contingencies		20,606	24,998	11,957
Allowances for doubtful accounts		(223)	(4,297)	4,644
Taxes		121,410	78,800	63,234
Other		87,263	47,133	41,425
Total selling, general and administrative expense		1,634,575	1,206,569	1,119,227
Selling, general and administrative expenses, labor cost severance charges		$ 11,200	$ 15,800	$ 61,200

[1]	For the year ended December 2022, 2021 and 2020, labor cost includes approximately $11.2 million, $15.8 million and $61.2 million respectively of severance indemnities related to the adjustment of the workforce to market conditions.